GROUP CASH FLOW STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before taxation	$ 586	$ 246	$ 743
Net interest expense	74	56	55
Depreciation, amortisation and impairment	567	562	502
Loss on disposal of property, plant and equipment and software	14	34	16
Share-based payments expense (equity-settled)	41	26	32
Share of results of associates	(9)	(14)	(1)
Gain on disposal of interest in associate	(75)	0	0
Net movement in post-retirement benefit obligations		1	(4)
Increase in inventories	(151)	(45)	(204)
(Increase)/decrease in trade and other receivables	(81)	209	30
Increase/(decrease) in trade and other payables and provisions	82	(103)	201
Cash generated from operations	1,048	972	1,370
Interest received	6	2	4
Interest paid	(80)	(61)	(56)
Income taxes (paid)	(97)		(150)
Income taxes refunded		22
Net cash inflow from operating activities	877	935	1,168
Cash flows from investing activities
Acquisitions, net of cash acquired	(285)	(170)	(869)
Capital expenditure	(408)	(443)	(408)
Net (purchase)/proceeds from sale of investments	(2)	(2)	23
Distribution from associate	4	9	3
Net cash used in investing activities	(691)	(606)	(1,251)
Cash flows from financing activities
Proceeds from issue of ordinary share capital	2	2	2
Purchase of own shares		(16)	(63)
Payment of capital element of lease liabilities	(59)	(55)	(46)
Settlement of borrowings due within one year	(267)	(5)	(125)
Proceeds from borrowings due after one year		1,950	1,290
Settlement of borrowings due after one year		(400)	(740)
Proceeds from own shares	12	9	9
Settlement of currency swaps	(4)	7	(2)
Equity dividends paid	(329)	(328)	(318)
Net cash (used in)/from financing activities	(645)	1,164	7
Net (decrease)/increase in cash and cash equivalents	(459)	1,493	(76)
Cash and cash equivalents at beginning of year	1,751	257	333
Exchange adjustments	(7)	1
Cash and cash equivalents at end of year	1,285	1,751	257
Restructuring and rationalisation expenses	108	117	123
Acquisition-related costs	28	24	36
Legal and other costs	(111)	(75)	105
Bank overdrafts	$ 5	$ 11	$ 20